SCHEDULE 1 STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance	$ 270,679	$ 278,206	$ 270,679	$ 273,311
Repurchase of ordinary shares		(4,166)	(6,251)	(9,019)
Repurchase of ordinary shares, shares		(14,812,056)	(16,594,848)	(24,212,718)
Share-based compensation		1,465	1,928	1,532
Exercise of share-based awards		2,303	671	316
Exercise of share-based awards, shares		1,635,252	479,196
Net income (loss)		(2,202)	3,005	384
Balance		278,760	278,206	270,679
Parent Company [Member]
Balance	270,705	278,227	270,705	273,311	289,136
Repurchase of ordinary shares		(4,166)	(6,251)	(9,019)	(10,130)
Share-based compensation		1,465	1,928	1,532	4,006
Exercise of share-based awards		2,303	671	316
Share of subsidiary's reserve		3,162	8,169	4,181	(244)
Net income (loss)	3,005	(2,202)	3,005	384	(10,398)
Balance		278,789	278,227	270,705	273,311
Ordinary shares [Member]
Balance	1	1	1	1
Balance, shares	427,705,308	413,985,636	427,705,308	450,563,676
Repurchase of ordinary shares
Repurchase of ordinary shares, shares		(14,812,056)	(16,594,848)	(24,212,718)
Share-based compensation
Exercise of share-based awards		9,811,512
Exercise of share-based awards, shares			2,875,176	1,354,350
Balance		1	1	1
Balance, shares		408,985,092	413,985,636	427,705,308
Ordinary shares [Member] | Parent Company [Member]
Balance	1	1	1	1
Balance, shares	427,705,308	413,985,636	427,705,308	450,563,676
Repurchase of ordinary shares
Repurchase of ordinary shares, shares		(14,812,056)	(16,594,848)	(24,212,718)
Share-based compensation
Exercise of share-based awards
Exercise of share-based awards, shares		9,811,512	2,875,176	1,354,350
Share of subsidiary's reserve
Net income (loss)
Balance		1	1	1
Balance, shares		408,985,092	413,985,636	427,705,308
Additional paid-in capital [Member]
Balance	24,252	20,600	24,252	31,423
Repurchase of ordinary shares		(4,166)	(6,251)	(9,019)
Share-based compensation		1,465	1,928	1,532
Exercise of share-based awards		2,303	671	316
Balance		20,202	20,600	24,252
Additional paid-in capital [Member] | Parent Company [Member]
Balance	24,252	20,600	24,252	31,423
Repurchase of ordinary shares		(4,166)	(6,251)	(9,019)
Share-based compensation		1,465	1,928	1,532
Exercise of share-based awards		2,303	671	316
Share of subsidiary's reserve
Net income (loss)
Balance		20,202	20,600	24,252
Accumulated other comprehensive income [Member]
Balance	24,420	32,589	24,420	20,239
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Balance		35,751	32,589	24,420
Accumulated other comprehensive income [Member] | Parent Company [Member]
Balance	24,420	32,589	24,420	20,239
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Share of subsidiary's reserve		3,162	8,169	4,181
Net income (loss)
Balance		35,751	32,589	24,420
Accumulated retained earnings [Member]
Balance	222,032	225,037	222,032	221,648
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Balance		222,835	225,037	222,032
Accumulated retained earnings [Member] | Parent Company [Member]
Balance	222,032	225,037	222,032	221,648
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Share of subsidiary's reserve
Net income (loss)		(2,202)	3,005	384
Balance		$ 222,835	$ 225,037	$ 222,032